Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014 Segment	Dec. 31, 2013	Dec. 31, 2012
Summary Of Significant Accounting Policies [Line Items]
Accounts receivable	$ 46,378,000	$ 8,678,000
Pension liability	1,321,000	1,497,000
Gain on reduction of pension liability	2,208,000	0
Depreciation, depletion, and amortization expense	89,218,000	6,163,000	404,000
Change in DD&A expense as a result of change in depreciation method	1,300,000
Impairment charge	34,855,000	2,081,000
Deferred tax liability	97,600,000
Asset retirement obligations credit adjusted discount rates	9.89%	8.96%
Increase in asset retirement obligation	6,470,000
Number of operating segment	1
Oxford acquisition [Member]
Summary Of Significant Accounting Policies [Line Items]
Impairment charge	30,900,000
Utica Shale [Member]
Summary Of Significant Accounting Policies [Line Items]
Impairment charge	4,000,000
Commodity Contract [Member] | Not Designated as Hedging Instrument [Member]
Summary Of Significant Accounting Policies [Line Items]
Fair value of commodity derivative contracts	19,034,000
Oil and Gas Properties [Member]
Summary Of Significant Accounting Policies [Line Items]
Depreciation, depletion, and amortization expense	88,400,000	5,900,000	200,000
Other property and equipment [Member]
Summary Of Significant Accounting Policies [Line Items]
Depreciation	800,000	300,000	200,000
Other property and equipment [Member] | Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, expected lives	5 years
Other property and equipment [Member] | Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, expected lives	40 years
Proved Oil And Gas Properties [Member]
Summary Of Significant Accounting Policies [Line Items]
Impairment charge	34,900,000	2,100,000	0
Unproved Oil And Gas Properties [Member]
Summary Of Significant Accounting Policies [Line Items]
Impairment charge	5,700,000	0	800,000
Eclipse I [Member]
Summary Of Significant Accounting Policies [Line Items]
Ownership percentage	100.00%
Eclipse Resources Ohio LLC [Member]
Summary Of Significant Accounting Policies [Line Items]
Ownership percentage	10000.00%
Eclipse Resources Operating, LLC ("Eclipse Operating") [Member]
Summary Of Significant Accounting Policies [Line Items]
Ownership percentage	10000.00%
Sales Revenue, Net [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of customers	2	4	1
Unbilled Revenues [Member]
Summary Of Significant Accounting Policies [Line Items]
Accounts receivable	$ 24,100,000	$ 4,100,000